Financial risk management - Maturity Analysis Financial Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure of Maturity Analysis for Non-Derivative and Derivative Financial Liabilities [Line Items]
Trade and other payables	$ 214,990	$ 153,459
Borrowings	1,199,784	1,033,876
Leases Liabilities	502,642	352,361
Derivative financial instruments	3,057	1,283
Total	1,920,473	1,540,979
Less than 1 year
Disclosure of Maturity Analysis for Non-Derivative and Derivative Financial Liabilities [Line Items]
Trade and other payables	197,780	153,175
Borrowings	322,923	153,311
Leases Liabilities	67,181	53,384
Derivative financial instruments	2,961	1,283
Total	590,845	361,153
Between 1 and 2 years
Disclosure of Maturity Analysis for Non-Derivative and Derivative Financial Liabilities [Line Items]
Trade and other payables	16,843	15
Borrowings	103,844	57,849
Leases Liabilities	80,986	53,172
Derivative financial instruments	96	0
Total	201,769	111,036
Between 2 and 5 years
Disclosure of Maturity Analysis for Non-Derivative and Derivative Financial Liabilities [Line Items]
Trade and other payables	31	22
Borrowings	772,634	245,538
Leases Liabilities	168,565	122,625
Derivative financial instruments	0	0
Total	941,230	368,185
Over 5 Years
Disclosure of Maturity Analysis for Non-Derivative and Derivative Financial Liabilities [Line Items]
Trade and other payables	336	247
Borrowings	383	577,178
Leases Liabilities	185,910	123,180
Derivative financial instruments	0	0
Total	$ 186,629	$ 700,605